Filed with the U.S. Securities and Exchange Commission on August 28, 2025
1933 Act Registration File No. 002-17226
1940 Act File No. 811-00994

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	130	[	X	]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	92	[	X	]
(Check appropriate box or boxes.)

RMB INVESTORS TRUST
One North Wacker Drive, Suite 3500
Chicago, Illinois 60606
(Address of Principal Executive Offices)

Registrant’s Telephone Number; including Area Code: (800) 462-2392

Christopher Graff
One North Wacker Drive, Suite 3500
Chicago, Illinois 60606
(Name and Address of Agent for Service of Process)

Copies of Communications to:

Joseph M. Mannon
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Mark Quade
Vedder Price P.C.
222 North LaSalle Street
Chicago, Illinois 60601

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on September 22, 2025 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box

    [ X ]     this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 130 to the Registration Statement of RMB Investors Trust (the “Trust”) is being filed pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until September 22, 2025 the effectiveness of the Registrant’s Post-Effective Amendment No. 129 filed on June 17, 2025, which, pursuant to Rule 485(a)(2) of the 1933 Act, was scheduled to become effective on August 31, 2025.

This Post-Effective Amendment No. 130 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 129 to the Registrant’s Registration Statement, filed on June 17, 2025.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 130 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of August, 2025.

RMB Investors Trust (Registrant) By: /s/Christopher M. Graff Christopher Graff President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 130 to the Registration Statement on Form N-lA has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature and Name	Title	Date

/s/Christopher M. Graff Christopher M. Graff	President	August 28, 2025

/s/Maher A. Harb Maher A. Harb	Chief Financial Officer and Treasurer	August 28, 2025

/s/ Peter Borish* Peter Borish	Trustee	August 28, 2025

/s/ Margaret M. Eisen* Margaret M. Eisen	Trustee	August 28, 2025

/s/ Michael A. Vardas* Michael A. Vardas	Trustee	August 28, 2025

*By: Maher A. Harb		August 28, 2025

Maher A. Harb, Attorney-in-fact pursuant to powers of attorney previously filed as exhibit (q).